Intangible Assets - Schedule of Changes in Intangible Assets (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Goodwill [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning	[1]	$ 16,714
Balance, at ending	[1]	16,714	$ 16,714
Intangible assets arising from business combinations [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning	[2]	16,696
Balance, at ending	[2]	16,696	16,696
Software or computer programs [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning		137,204
Balance, at ending		158,556	137,204
Intangible Assets [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning		170,614
Balance, at ending		191,966	170,614
Gross Balance [Member] | Goodwill [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning	[1]	16,714	16,714
Acquisitions	[1]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3]
Total	[1]	16,714	16,714
Balance, at ending	[1]		16,714
Gross Balance [Member] | Intangible assets arising from business combinations [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning	[2]	56,249	56,249
Acquisitions	[2]
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3]
Total	[2]	56,249	56,249
Balance, at ending	[2]		56,249
Gross Balance [Member] | Software or computer programs [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning		322,174	263,294
Acquisitions		57,617	59,955
Disposals/write-downs		(219)	(1,050)
Reclassification
Impairment	[3]		(25)
Total		379,572	322,174
Balance, at ending			322,174
Gross Balance [Member] | Intangible Assets [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning		395,137	336,257
Acquisitions		57,617	59,955
Disposals/write-downs		(219)	(1,050)
Reclassification
Impairment	[3]		(25)
Total		452,535	395,137
Balance, at ending			395,137
Accumulated Amortization [Member] | Goodwill [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning	[1]
Amortization for the year	[1],[4]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3]
Total	[1]
Balance, at ending	[1]
Accumulated Amortization [Member] | Intangible assets arising from business combinations [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning	[2]	(39,553)	(39,553)
Amortization for the year	[2],[4]
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3]
Total	[2]	(39,553)	(39,553)
Balance, at ending	[2]		(39,553)
Accumulated Amortization [Member] | Software or computer programs [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning		(184,970)	(156,674)
Amortization for the year	[4]	(36,265)	(29,346)
Disposals/write-downs		219	1,050
Reclassification
Impairment	[3]
Total		(221,016)	(184,970)
Balance, at ending			(184,970)
Accumulated Amortization [Member] | Intangible Assets [Member]
Intangible Assets - Schedule of Changes in Intangible Assets (Details) [Line Items]
Balance, at beginning		(224,523)	(196,227)
Amortization for the year	[4]	(36,265)	(29,346)
Disposals/write-downs		219	1,050
Reclassification
Impairment	[3]
Total		$ (260,569)	(224,523)
Balance, at ending			$ (224,523)

[1]	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
[2]	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
[3]	See Note No. 38 Impairment of non-financial assets.
[4]	See Note No. 37 Depreciation and Amortization.